PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
11.	PROPERTY, PLANT AND EQUIPMENT

	Land & Buildings US$‘000	Leasehold Improvements US$‘000	Computer & Office Equipment US$‘000	Plant & Equipment, Vehicles US$‘000	Total US$‘000
Cost
At January 1, 2023	24,682	2,701	4,540	33,683	65,606
Additions	55	87	173	596	911
Disposals or retirements	(480)	(40)	(115)	(220)	(855)
Reallocations/ reclassifications	-	(8)	8	-	-
Exchange adjustments	11	20	6	370	407

At December 31, 2023	24,268	2,760	4,612	34,429	66,069

At January 1, 2024	24,268	2,760	4,612	34,429	66,069
Additions#	752	-	150	478	1,380
Additions through acquisition (Note 29)	-	51	582	740	1,373
Disposals or retirements	-	-	-	(14)	(14)
Remeasurement of ROU assets	1,764	-	-	-	1,764
Reallocations/ reclassifications	-	-	-	53	53

At December 31, 2024	26,784	2,811	5,344	35,686	70,625

Accumulated depreciation and Impairment losses
At January 1, 2023	(21,885)	(2,284)	(4,178)	(31,577)	(59,924)
Charge for the year (Note 9)	(272)	(64)	(178)	(317)	(831)
Disposals or retirements	385	38	115	213	751
Impairment losses	(2,246)	(339)	(101)	(1,086)	(3,772)
Exchange adjustments	(4)	(20)	(7)	(370)	(401)

At December 31, 2023	(24,022)	(2,669)	(4,349)	(33,137)	(64,177)

At January 1, 2024	(24,022)	(2,669)	(4,349)	(33,137)	(64,177)
Charge for the year (Note 9)	(325)	(58)	(283)	(9)	(675)
Disposals or retirements	-	-	(5)	-	(5)
Impairment losses*	(410)	(1)	(80)	(477)	(968)
Reallocations/ reclassifications	-	-	-	(179)	(179)

At December 31, 2024	(24,757)	(2,728)	(4,717)	(33,802)	(66,004)

Carrying amounts
At December 31, 2024	2,027	83	627	1,884	4,621

At December 31, 2023	246	91	263	1,292	1,892

The assets of the Group are pledged as security for the senior secured term loan from Perceptive Advisors.

#  Additions include US$0.9 million additions in ROU assets.

*  The total impairment charge recognised against Property, Plant & Equipment during the year was US$1.0 million. Of this, US$0.6 million, corresponding to the impairment loss allocated to property, plant and equipment as described above, is presented within ‘Impairment Charges’ in the Consolidated Statement of Operations. The remaining US$0.4 million is included within ‘Restructuring Costs’ (see Note 5).

Remeasurement of ROU assets during the year includes adjustments arising from rent reviews on leased properties in Bray, Ireland. These relate to leases with a related party, Mr. O’Caoimh, and reflect revised future lease payments following independent valuations. Further details are provided in Note 26 – Related Party Transactions

Right-of-use assets

Additional information on the right-of-use assets by class of assets is as follows:

	Carrying amount At December 31, 2024	Depreciation Charge Year ended December 31, 2024	Impairment Charge Year ended December 31, 2024
	US$000	US$000	US$000
Buildings	2,126	(325)	(356)
Computer equipment	72	(56)	(43)

	2,198	(381)	(399)

	Carrying amount At December 31, 2023	Depreciation Charge Year ended December 31, 2023	Impairment Charge Year ended December 31, 2023
	US$000	US$000	US$000
Buildings	229	(196)	(1,930)
Computer equipment	166	(51)	-
Plant and Equipment, vehicles	-	(26)	(86)

	395	(273)	(2,016)

Income from sub-letting right-of-use buildings amounted to US$nil in the year ended December 31, 2024 (2023: US$3,000).

Right-of-Use assets at 31 December 2024	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	10	0 to 9	3	1	-	-	-
Vehicle	22	0 to 2	1	-	22	-	22
I.T. and office equipment	6	2 to 5	3	-	-	-	-

Right-of-Use assets at 31 December 2023	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	7	1 to 10	5	1	-	-	-
Vehicle	22	1 to 3	2	-	22	-	22
I.T. and office equipment	5	3	3	-	-	-	-

The details of the impairment review are described in Note 12. When an impairment loss is identified in a cash-generating unit, it must be first allocated to reduce the carrying amount of any goodwill allocated to the cash-generating unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. In this manner, an impairment loss of US$0.6 million was allocated to property, plant and equipment as at December 31, 2024 (2023: US$3.8 million). The recoverable amount of property, plant and equipment was determined to be the value in use of each cash-generating unit.